Note Payable - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Stock Repurchased and Retired During Period, Shares	2
Purchase of Treasury Stock	$ 323,035	$ 0	$ 226,000
Notes Payable	$ 825,000
Notes Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.24%